Segment Information Regarding Capital Expenditures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Capital Expenditures By Segment [Line Items]
Capital Expenditures	$ 133	[1]	$ 139	[1]	$ 114	[1]
EPCD
Capital Expenditures By Segment [Line Items]
Capital Expenditures	89	[1]	89	[1]	77	[1]
FPD
Capital Expenditures By Segment [Line Items]
Capital Expenditures	41	[1]	36	[1]	34	[1]
Corporate and Other
Capital Expenditures By Segment [Line Items]
Capital Expenditures	$ 3	[1]	$ 14	[1]	$ 3	[1]

[1]	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.